Putnam Investments
                                               One Post Office Square
                                               Boston, MA 02109
                                               November 2, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (the "Trust") (Reg. Nos. 333-515) (811-07513)
    Putnam International Growth and Income Fund and Putnam Small Cap Growth Fund series
    Post-Effective Amendment No. 63 to Registration Statement on Form N-1A (the "Amendment")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the forms of Prospectus and Statements of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of the Amendment would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on October 28, 2004.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

                                               Very truly yours,
                                               Putnam Funds Trust

                                               /s/ Charles E. Porter

                                           By: --------------------------------
                                               Charles E. Porter
                                               Executive Vice President,
                                               Associate Treasurer and
                                               Principal Executive Officer

cc: ROPES & GRAY LLP